S000019859 [Member] Expense Example - Variable Portfolio - Partners Core Equity Fund	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	222
Expense Example, with Redemption, 5 Years	388
Expense Example, with Redemption, 10 Years	869
Class 2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	301
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	1,165
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	263
Expense Example, with Redemption, 5 Years	459
Expense Example, with Redemption, 10 Years	$ 1,023